UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Management LLC
Address: 222 Berkeley Street 12th Floor

         Boston, MA  02116

13F File Number:  28-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kaster
Title:     Chief Operating Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

     Chris Kaster     Boston, MA     January 28, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $308,807 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107     4500   600000 SH       SOLE                   390000   210000        0
ADVANCED MICRO DEVICES INC     COM              007903107     4500   600000 SH  PUT  SOLE                   390000   210000        0
ANGIOTECH PHARMACEUTICALS IN   COM              034918102      174    50000 SH       SOLE                    32500    17500        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109      985    40200 SH  PUT  SOLE                    27700    12500        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     2450   100000 SH       SOLE                    70000    30000        0
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208     3670   395000 SH       SOLE                   260250   134750        0
CHARTER COMMUNICATIONS INC D   CL A             16117M107     5148  4400000 SH       SOLE                  3080000  1320000        0
CHARTER COMMUNICATIONS INC D   NOTE 6.500%10/0  16117MAF4      783  1316000 PRN      SOLE                   856000   460000        0
COLUMBUS ACQUISITION CORP      COM              198851107     1755   237200 SH       SOLE                   237200        0        0
COMCAST CORP NEW               CL A             20030N101    14699   805000 SH       SOLE                   603750   201250        0
COMCAST CORP NEW               CL A             20030N101     4565   250000 SH  PUT  SOLE                   187500    62500        0
CROCS INC                      COM              227046109    16807   456600 SH  PUT  SOLE                   456600        0        0
FINLAY ENTERPRISES INC         COM NEW          317884203      295   144826 SH       SOLE                   144826        0        0
GENERAL COMMUNICATION INC      CL A             369385109     1194   136434 SH       SOLE                   136434        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    63126   420000 SH  PUT  SOLE                   420000        0        0
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1  52729NBA7     5235  6000000 PRN      SOLE                  4200000  1800000        0
LINCARE HLDGS INC              COM              532791100    10400   295800 SH  PUT  SOLE                   197700    98100        0
MBF HEALTHCARE ACQUISITION C   COM              552650103     3840   499400 SH       SOLE                   499400        0        0
MBF HEALTHCARE ACQUISITION C   *W EXP 04/16/201 552650111      365   499400 SH       SOLE                   499400        0        0
MI DEVS INC                    CL A SUB VTG     55304X104     6968   250000 SH       SOLE                   250000        0        0
MILACRON INC                   COM NEW          598709301      622   200000 SH       SOLE                   200000        0        0
NORTEL NETWORKS CORP NEW       NOTE 4.250% 9/0  656568AB8     3680  3750000 PRN      SOLE                  2494000  1256000        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104   138294  2700000 SH  PUT  SOLE                  2700000        0        0
SPANISH BROADCASTING SYS INC   CL A             846425882     3415  1845958 SH       SOLE                  1200883   645075        0
TELEPHONE & DATA SYS INC       SPL COM          879433860     7927   137625 SH       SOLE                   137625        0        0
TENET HEALTHCARE CORP          COM              88033G100      508   100000 SH  PUT  SOLE                    65000    35000        0
TIME WARNER CABLE INC          CL A             88732J108     2902   105158 SH       SOLE                    73474    31684        0